Provisions - Pensions and Similar Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Provisions	€ 13,987	€ 13,225	[1]	€ 14,686	€ 14,489	€ 14,459
Provisions for defined benefits	7,731	6,791			8,026
SPAIN
Disclosure of provision matrix [line items]
Provisions for pre-retirements	1,303	1,172			1,630
Provisions For Pensions And Similar Obligations Member
Disclosure of provision matrix [line items]
Provisions	7,740	6,797			8,031
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
Provisions	6,358	5,558	[1]	6,345	6,345	6,576
Provision for pensions and other employment defined benefit obligations | SPAIN
Disclosure of provision matrix [line items]
Provisions	3,951	3,930			4,274
Provision for pensions and other employment defined benefit obligations | UK
Disclosure of provision matrix [line items]
Provisions	329	130			323
Provision for pensions and other employment defined benefit obligations | Other Foreign Countries
Disclosure of provision matrix [line items]
Provisions	2,078	1,498			1,748
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
Provisions	1,382	1,239	[1]	€ 1,686	1,686	€ 1,712
Provision for other long term employee benefits | SPAIN
Disclosure of provision matrix [line items]
Provisions	1,321	1,189			1,643
Provision for other long term employee benefits | Other Foreign Countries
Disclosure of provision matrix [line items]
Provisions	€ 61	€ 50			€ 43

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).